Income Taxes Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
Income tax expense (benefit) attributable to income (loss) from operations consists of:

	Current	Deferred	Total
Year ended December 31, 2012:
United States federal	$—	$(7)	$(7)
State and local	(1)	—	(1)
Non U.S. jurisdictions	19	(3)	16
	$18	$(10)	$8
Year ended December 31, 2011:
United States federal	$—	$—	$—
State and local	—	—	—
Non U.S. jurisdictions	18	9	27
	$18	$9	$27
Year ended December 31, 2010:
United States federal	$—	$1	$1
State and local	1	—	1
Non U.S. jurisdictions	16	(20)	(4)
	$17	$(19)	$(2)
The components of income (loss) before income taxes are as follows:

	Year ended December 31,
	2012	2011	2010
Income (loss) before income taxes:
U.S.	$(239)	$(101)	$(108)
Non U.S.	(123)	(6)	43
	$(362)	$(107)	$(65)

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
Income tax (benefit) expense attributable to income from operations was $8, $27 and ($2) for the years ended December 31, 2012, 2011 and 2010, respectively, and differed from the amounts computed by applying the U.S. federal income tax rate of 35% to pretax income from continuing operations as a result of the following:

	Year ended December 31,
	2012	2011	2010
Income tax expense (benefit):
Computed “expected” tax expense (benefit)	$(127)	$(37)	$(23)
State and local income taxes, net of Federal income tax benefit	(1)	—	—
Increase (reduction) in income taxes resulting from:
Tax rate changes	2	(2)	4
Non U.S. tax rate differential	(1)	2	(8)
Branch accounting effect	33	12	35
Withholding taxes	1	1	2
Valuation allowance	96	53	(14)
Permanent differences	1	(2)	2
Settlements	4	—	—
	$8	$27	$(2)

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities at December 31, 2012, and 2011 are presented below.

	U.S.		Non U.S.
	2012	2011	2012	2011
Current deferred tax assets:
Inventory	$9	$9	$4	$5
Vacation	2	4	1	2
Provision for expenses related to timing	6	3	19	15
Other	7	12	2	2
Total current deferred tax assets	24	28	26	24
Noncurrent deferred tax assets:
Amortization	128	162	6	7
Depreciation	27	23	14	14
Pension	121	124	34	27
Net operating losses	375	307	122	84
Branch accounting future credits	12	13	—	—
Reserves	2	2	—	—
Deferred interest deductions	—	—	29	18
Other	6	7	1	2
Total noncurrent deferred tax assets	671	638	206	152
Total gross deferred tax assets	695	666	232	176
Less valuation allowance	(685)	(655)	(127)	(64)
Net deferred tax assets	10	11	105	112
Current deferred tax liabilities:
Inventory	—	—	9	8
Provision for expenses related to timing	—	—	2	3
Other	—	—	13	13
Total current deferred tax liabilities	—	—	24	24
Noncurrent deferred lax liabilities:
Amortization	—	—	67	75
Depreciation	—	—	42	45
Other	10	11	5	4
Total noncurrent deferred tax liabilities	10	11	114	124
Total deferred tax liabilities	10	11	138	148
Net deferred tax asset (liability)	$—	$—	$(33)	$(36)

Net Operating Loss Schedule [Table Text Block]	NOL Schedule

Country	NOL value
United States	$1,049
Germany	193
Japan	120
Thailand	47
Other	19
Total	$1,428

Summary of Income Tax Contingencies [Table Text Block]
A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

Unrecognized Tax Benefits, December 31, 2010	$20
Additions for tax positions of the current year	3
Additions for tax positions of prior years	1
Reductions for tax positions of prior years	(4)
Settlements	—
Statute of limitations expiration	(1)
Foreign currency translation	2
Balance at December 31, 2011	21

Additions for tax positions of the current year	3
Additions for tax positions of prior years	2
Reductions for tax positions of prior years	(1)
Settlements	—
Statute of limitations expiration	(1)
Foreign currency translation	(4)
Balance at December 31, 2012	$20